DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE (Details) - USD ($)			12 Months Ended
	Dec. 31, 2017	Nov. 17, 2017	Dec. 31, 2017
Derivative financial liability and convertible note
Issue price per unit		$ 1.46
Gross proceeds from issue of units		$ 37,487,497
Proceeds from exercise of warrants			$ 18,750
Treasury shares issued			1,874,989
Price of Neovasc common share (in dollars per share)	$ 0.6000	$ 0.8727	$ 0.6000
Dividend Yield (as a percent)	0.00%	0.00%	0.00%
Historical volatility of Neovasc common share (as a percent)	121.70%	122.99%
Historical volatility of index (as a percent)	14.43%	14.28%	14.43%
Volatility input (as a percent)	68.07%	68.63%	68.07%
Risk-free rate (as a percent)	2.20%	2.08%	2.20%
Credit spread (as a percent)	34.24%	32.63%	34.24%
Series A and Series B Units
Derivative financial liability and convertible note
Issue price per unit		$ 1.46
Gross proceeds from issue of units		$ 37,487,497
Series A Units
Derivative financial liability and convertible note
Number of units issued		6,609,588
Number of common shares comprised in a unit		1
Series B Units
Derivative financial liability and convertible note
Number of units issued		19,066,780
Number of common shares comprised in a unit		1
Total common shares issued as a part of unit		15,492,950
Series C Units
Derivative financial liability and convertible note
Number of common shares comprised in a unit		1
Convertible Note
Derivative financial liability and convertible note
Aggregate principal amount	$ 32,750,000		$ 32,750,000
Gross proceeds	27,837,500		27,837,500
Original issue price of note	850		850
Principal amount of note	$ 1,000		$ 1,000
Term of Notes			18 months
Interest rate	0.00%		0.00%
Interest rate upon an event of default	15.00%		15.00%
Number of days considered for computing interest			360 days
Percentage of VWAP used to calculate conversion price			85.00%
Trading period considered for calculating VWAP			10 days
Minimum conversion price	$ 0.50		$ 0.50
Fair value	$ 26,100,900		$ 26,100,900
Deferred loss			$ 5,113,917
Series A Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Exercise price per warrant		$ 1.61
Maturity period of warrants		5 years
Series A Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series A Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series B Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Exercise price per warrant		$ 1.61
Maturity period of warrants		2 years
Series B Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series B Warrants | Series C Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Series C Warrants | Series A Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		0.40
Exercise price per warrant		$ 1.46
Maturity period of warrants		2 years
Series C Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		0.40
Series D Warrants
Derivative financial liability and convertible note
Number of warrants exercised			1,874,989
Proceeds from exercise of warrants			$ 18,750
Series D Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1
Exercise price per warrant		$ 1.46
Nominal exercise price per warrant		$ 0.01
Maturity period of warrants		5 years
Total warrants issued as a part of unit		3,573,830
Series E Warrants
Derivative financial liability and convertible note
Number of common shares per warrant	1		1
Series E Warrants | Series A and Series B Units
Derivative financial liability and convertible note
Fair value	$ 89,470,273		$ 89,470,273
Deferred loss			$ 45,132,259
Series F Warrants | Series B Units
Derivative financial liability and convertible note
Number of warrants comprised in a unit		1.1765
Exercise price per warrant		$ 1.61
Maturity period of warrants		2 years